UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FROM 13F

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 1999

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
						   [ ] adds new holdings entries.

Institutional Investment Manager Filing the Report:

Name:	Emerging Growth Advisors, Inc.
Address:	World Trade Center Baltimore
		401 E. Pratt St., Suite 211
		Baltimore, MD 21202-3041

13F File Number: 28-6448

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing the Report on Behalf of Reporting Manager:

Name:	Peter S. Welles
Title:	President
Phone:	410-332-1021
Signature, Place, and Date of Signing:

Peter S. Welles	Baltimore, MD		May 10,1999


Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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	FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		57

Form 13F Information Table Value Total:		$140,988



List of Other Included Managers:			None
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FORM 13F INFORMATION TABLE



       Column 1          Column 2    Column 3  Column 4 Column 5          Column 6   Column 7 Column8

                                                 VALUE   SHARES/ SH/PUT/ INVESTMENT   OTHER   VOTING AUTHORITY
    NAME OF ISSUER     TITLE OF CLAS   CUSIP   (x$1000)  PRN AMT PRNCALL DISCRETION  MANAGERS   SOLE  SHARED  NONE

AES Corp               Common        00130H105     2,064   55,400sh         sole                55,400
AFC Cable Systems Inc. Common        000950105     4,463  150,000sh         sole               150,000
Adaptec, Inc.          Common        00651F108     1,163   51,000sh         sole                51,000
ATMI, Inc.             Common        00207R101     4,282  214,100sh         sole               214,100
Allied Signal Inc.     Common        019512102        49    1,000sh         sole                 1,000
American SuperconductorCommon       0301111086       -68   -7,500sh         sole                -7,500
Aspect Telecomm        Common        045237104     1,723  260,000sh         sole               260,000
Atrix Laboratories, IncCommon        04962L101       258   22,900sh         sole                22,900
AXENT Technologies, IncCommon        05459C108     3,761  156,300sh         sole               156,300
Bio-Plexus Inc.        Common        09057C106       252  112,000sh         sole               112,000
Brunswick Technologies Common       1173941063     1,438  250,000sh         sole               250,000
Carnival Corp.         Class A       143658102     2,914   60,000sh         sole                60,000
Casa Ole' Restaurants  Common       14712P1049       295   75,000sh         sole                75,000
Checkpoint Sys Inc.    Common        162825103     2,382  286,600sh         sole               286,600
Converse Technology    Common       2125401081     7,225   85,000sh         sole                85,000
Dallas Semiconductor CoCommon        235204104     4,828  125,000sh         sole               125,000
Documentum, Inc.       Common        256159104     2,337  135,000sh         sole               135,000
Dollar Tree Stores Inc.Common        256747106     1,392   45,000sh         sole                45,000
Donnkenny Inc. Del     Common        258006105        56   57,300sh         sole                57,300
Dura Pharmaceuticals   Common        26632S109       537   38,000sh         sole                38,000
E M C Corp Mass        Common        268648102     7,026   55,000sh         sole                55,000
Eateries Inc.          Common        277851101       402  107,250sh         sole               107,250
Elan PLC               ADR           284131208     2,093   30,000sh         sole                30,000
GenRad, Inc.           Common        372447102     2,592  180,300sh         sole               180,300
Gillette Co.           Common        375766102        83    1,400sh         sole                 1,400
Health Mgmt Assoc Inc NClass A       421933102     1,584  130,000sh         sole               130,000
Hirsch Intl Corp.      Class A       433550100       638  283,650sh         sole               283,650
Interlink Computer ScieCommon       4587471024       265   40,000sh         sole                40,000
JPM Company            Common       4659331098     2,066  190,000sh         sole               190,000
Legato Systems         Common        524651106    13,526  262,000sh         sole               262,000
Lifeline Systems, Inc. Common        532192101       595   25,000sh         sole                25,000
Lo Jack Corp.          Common        539451104     3,479  452,600sh         sole               452,600
Mansur Industries      Common        564491108       894  100,000sh         sole               100,000
Mapics, Inc            Common        564910107       517   67,300sh         sole                67,300
Molecular Devices Corp Common        60851C107     7,058  261,400sh         sole               261,400
Neoware Systems        Common        64065P102        16   15,600sh         sole                15,600
Network Appliances Inc Common        64120l104     7,088  140,000sh         sole               140,000
Nextel Comm Inc.       Class A       65332V103     3,296   90,000sh         sole                90,000
P- Com Inc.            Common        693262107     1,144  150,000sh         sole               150,000
Planar Systems         Common        726900103     2,402  312,500sh         sole               312,500
Platinum Software Corp.Common        72764R105     1,836  248,997sh         sole               248,997
Project Software       Common        74339P101     4,043  165,000sh         sole               165,000
Proxim, Inc.           Common        744284100     2,588   90,000sh         sole                90,000
R.G. Barry Corp.       Common        068798107       821   89,942sh         sole                89,942
Resound                Common        761194109       300   80,000sh         sole                80,000
Safeskin Corp.         Common        786454108       707   95,000sh         sole                95,000
Sawtek Inc.            Common        805468105     2,531   75,000sh         sole                75,000
Summit Design, Inc.    Common        86605U101       773  225,000sh         sole               225,000
SymmetriCom, Inc.      Common        871543104       911  144,300sh         sole               144,300
TJX Cos Inc new        Common        872540109     3,400  100,000sh         sole               100,000
Tower Automotive Inc.  Common        891707101     1,304   70,000sh         sole                70,000
Transcrypt Intl Inc.   Common        89363A101       943  397,000sh         sole               397,000
Uniphase Corp.         Common        909149106    18,418  159,980sh         sole               159,980
UroCor, Inc.           Common        91727P105       775  159,000sh         sole               159,000
Visio Corporation      Common        927914101     2,531   90,000sh         sole                90,000
Westaff, Inc.          Common        957070105       311   60,000sh         sole                60,000
Zitel Corp.            Common        989913108       681  294,450sh         sole               294,450



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